DEBT INSTRUMENTS IN ISSUE - Bonds classified by currency, term and type of issue (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
DEBT INSTRUMENTS IN ISSUE
Debt instruments in issue	$ 11,275,216	$ 14,663,576
Local currency | Subordinated bonds
DEBT INSTRUMENTS IN ISSUE
Debt instruments in issue	615,699	1,236,385
Local currency | Ordinary bonds
DEBT INSTRUMENTS IN ISSUE
Debt instruments in issue	1,628,513	2,861,342
Foreign currency | Subordinated bonds
DEBT INSTRUMENTS IN ISSUE
Debt instruments in issue	5,516,940	4,822,273
Foreign currency | Ordinary bonds
DEBT INSTRUMENTS IN ISSUE
Debt instruments in issue	3,514,064	5,743,576
Less than 1 year
DEBT INSTRUMENTS IN ISSUE
Debt instruments in issue	243,861	106,707
Less than 1 year | Foreign currency | Ordinary bonds
DEBT INSTRUMENTS IN ISSUE
Debt instruments in issue	243,861	106,707
Between 1 and 3 years
DEBT INSTRUMENTS IN ISSUE
Debt instruments in issue	1,097,493	1,375,723
Between 1 and 3 years | Foreign currency | Ordinary bonds
DEBT INSTRUMENTS IN ISSUE
Debt instruments in issue	1,097,493	1,375,723
Between 3 and 5 years
DEBT INSTRUMENTS IN ISSUE
Debt instruments in issue	7,684	303,202
Between 3 and 5 years | Local currency | Ordinary bonds
DEBT INSTRUMENTS IN ISSUE
Debt instruments in issue		165,589
Between 3 and 5 years | Foreign currency | Ordinary bonds
DEBT INSTRUMENTS IN ISSUE
Debt instruments in issue	7,684	137,613
Greater than 5 years
DEBT INSTRUMENTS IN ISSUE
Debt instruments in issue	9,926,178	12,877,944
Greater than 5 years | Local currency | Subordinated bonds
DEBT INSTRUMENTS IN ISSUE
Debt instruments in issue	615,699	1,236,385
Greater than 5 years | Local currency | Ordinary bonds
DEBT INSTRUMENTS IN ISSUE
Debt instruments in issue	1,628,513	2,695,753
Greater than 5 years | Foreign currency | Subordinated bonds
DEBT INSTRUMENTS IN ISSUE
Debt instruments in issue	5,516,940	4,822,273
Greater than 5 years | Foreign currency | Ordinary bonds
DEBT INSTRUMENTS IN ISSUE
Debt instruments in issue	$ 2,165,026	$ 4,123,533